Share based payment arrangements - Narrative (Details) € in Thousands			3 Months Ended		6 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Jun. 30, 2020 EUR (€) EquityInstruments	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) EquityInstruments	Jun. 30, 2019 EUR (€)
Share based payment arrangements
Number of shares authorized | shares		372,000
Options granted (in shares)	93,000	279,000
Options granted (in percent)	25.00%	75.00%
Vesting period					4 years
Number of consecutive days option may be exercised					90 days
Share price exceeds the exercise price (as a percent)					20.00%
Options exercisable (in shares)			0		0
Options outstanding			353,400		353,400
Weighted-average contractual life					7 years	8 years
Expenses recognized in profit and loss | €			€ 167	€ 167	€ 334	€ 332